Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values of Financial Instruments
Fair Values of Financial Instruments

FASB Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also provides guidance for using fair value to measure financial assets and liabilities.  The Codification requires disclosure of the level within the fair value hierarchy in which the fair value measurements fall, including measurements using quoted prices in active markets for identical assets or liabilities (Level 1), quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active (Level 2), and significant valuation assumptions that are not readily observable in the market (Level 3).

	As of December 31, 2012		As of December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Financial Assets:
Cash and cash equivalents	$81,856	$81,856	$75,183	$75,183
Financial Liabilities:
Mortgage notes payable	$605,889	$623,604	$752,414	$761,942
Notes payable to banks	262,000	254,215	132,322	125,494
Interest rate swap agreements	16,285	16,285	11,134	11,134

The methods and assumptions used to estimate fair value for each class of financial asset or liability are discussed below:

Cash and cash equivalents:  The carrying amounts for cash and cash equivalents approximate fair value.

Mortgage notes payable:  The fair value of mortgage notes payable is estimated using discounted cash flow analysis, based on the Company's current incremental borrowing rates for similar types of borrowing arrangements.  This information is considered a Level 2 input as defined by ASC 820.

Notes payable to banks:  The fair value of the Company's notes payable to banks is estimated by discounting expected cash flows at current market rates.  This information is considered a Level 2 input as defined by ASC 820.

Interest rate swap agreements:  The fair value of the interest rate swaps is determined by estimating the expected cash flows over the life of the swap using the mid-market rate and price environment as of the last trading day of the reporting period.  This information is considered a Level 2 input as defined by ASC 820.